Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	133,418	122,947
Number of outstanding units granted (in units)	19,909	23,384
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	2,434	1,074
Number of outstanding units redeemed (in units)	0	(13,987)
Number of outstanding units cancelled (in units)	0	0
Number of outstanding units, end of period (in units)	155,761	133,418
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	332,385	228,872
Number of outstanding units granted (in units)	104,810	132,360
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	5,561	2,729
Number of outstanding units redeemed (in units)	(82,039)	(6,103)
Number of outstanding units cancelled (in units)	(19,788)	(25,473)
Number of outstanding units, end of period (in units)	340,929	332,385
Performance share units (PSU) Old Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	0	146,801
Number of outstanding units granted (in units)	0	0
Number of outstanding units performance factor impact on redemption (in units)	0	(110,354)
Number of outstanding units granted in lieu of dividends (in units)	0	0
Number of outstanding units redeemed (in units)	0	(36,447)
Number of outstanding units cancelled (in units)	0	0
Number of outstanding units, end of period (in units)	0	0
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	689,688	443,170
Number of outstanding units granted (in units)	199,430	258,970
Number of outstanding units performance factor impact on redemption (in units)	(14,796)	0
Number of outstanding units granted in lieu of dividends (in units)	11,764	5,545
Number of outstanding units redeemed (in units)	(119,714)	0
Number of outstanding units cancelled (in units)	(21,485)	(17,997)
Number of outstanding units, end of period (in units)	744,887	689,688